Financial risk management - Floating Rate Risk Effects on Profit Before Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [line items]
Profit / (Loss) before income tax	$ 5,681	$ 13,126	$ (12,305)
Floating interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Profit / (Loss) before income tax	(968)	(4,207)
Floating interest rate | Interest rate risk | Argentine Peso
Disclosure of detailed information about financial instruments [line items]
Profit / (Loss) before income tax	(496)	(487)
Floating interest rate | Interest rate risk | Brazilian Reais
Disclosure of detailed information about financial instruments [line items]
Profit / (Loss) before income tax	(472)	(3,720)
Floating interest rate | Interest rate risk | Uruguay, Pesos
Disclosure of detailed information about financial instruments [line items]
Profit / (Loss) before income tax	0	0
Floating interest rate | Interest rate risk | US Dollar
Disclosure of detailed information about financial instruments [line items]
Profit / (Loss) before income tax	0	0
Brazilian Reais | Floating interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Profit / (Loss) before income tax	(277)	(654)
Brazilian Reais | Floating interest rate | Interest rate risk | Argentine Peso
Disclosure of detailed information about financial instruments [line items]
Profit / (Loss) before income tax	0	0
Brazilian Reais | Floating interest rate | Interest rate risk | Brazilian Reais
Disclosure of detailed information about financial instruments [line items]
Profit / (Loss) before income tax	(277)	(654)
Brazilian Reais | Floating interest rate | Interest rate risk | Uruguay, Pesos
Disclosure of detailed information about financial instruments [line items]
Profit / (Loss) before income tax	0	0
Brazilian Reais | Floating interest rate | Interest rate risk | US Dollar
Disclosure of detailed information about financial instruments [line items]
Profit / (Loss) before income tax	0	0
US Dollar | Floating interest rate | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Profit / (Loss) before income tax	(691)	(3,553)
US Dollar | Floating interest rate | Interest rate risk | Argentine Peso
Disclosure of detailed information about financial instruments [line items]
Profit / (Loss) before income tax	(496)	(487)
US Dollar | Floating interest rate | Interest rate risk | Brazilian Reais
Disclosure of detailed information about financial instruments [line items]
Profit / (Loss) before income tax	(195)	(3,066)
US Dollar | Floating interest rate | Interest rate risk | Uruguay, Pesos
Disclosure of detailed information about financial instruments [line items]
Profit / (Loss) before income tax	0	0
US Dollar | Floating interest rate | Interest rate risk | US Dollar
Disclosure of detailed information about financial instruments [line items]
Profit / (Loss) before income tax	$ 0	$ 0